Business combinations - Acquisition of EQ Tek - Narrative (Details) - EQ Tek - GBP (£) £ in Thousands		12 Months Ended
	Feb. 27, 2024	Jun. 30, 2025
Disclosure of detailed information about business combination [line items]
Cash transferred	£ 13,881
Fair value of deferred consideration	£ 943
Deferred consideration payment period	18 months
Adjustments to initial cash consideration		£ (500)